Income Tax Expenses	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Income Tax Expenses
26	INCOME TAX EXPENSES

	2021	2020	2019
	S$’000	S$’000	S$’000
Income tax:
Current year	24,862	19,488	7,986
(Over) Underprovision of prior years	(34)	(69)	181

	24,828	19,419	8,167
Deferred tax:
Current year (Note 2 0 )	1,514	(557)	(1,004)
(Over) Underprovision of prior years (Note 20)	(598)	67	30

	916	(490)	(974)
Foreign withholding tax	2,493	2,374	331

	28,237	21,303	7,524

The income tax expense varied from the amount of income tax expense determined by applying the Singapore income tax rate of
17
% (2020:
17
%, 2019:
17
%) to profit before income tax as a result of the following
differences:

	2021	2020	2019
	S$’000	S$’000	S$’000
Profit before income tax	132,079	107,397	81,060

Tax at the Singapore income tax rate	22,453	18,258	13,780
Tax effect of expenses that are not deductible in determining taxable profit	6,504	2,099	834
(Over) Under provision in prior years	(632)	(2)	211
Tax exempt income (Note A)	(6,454)	(2,274)	(7,004)
Effect of different tax rates of subsidiaries operating in other jurisdictions	15	(45)	(987)
Deferred tax asset not recognized	2,440	1,263	1,100
Previously unrecognized and unused tax losses now recognized as deferred tax assets	—	—	(403)
Utilization of tax losses previously not recognized as deferred tax asset	—	(364)	(279)
Deferred tax on foreseeable dividends	1,399	—	—
Foreign withholding tax	2,493	2,374	331
Others	19	(6)	(59)

Tax expense for the year	28,237	21,303	7,524

Note A:
Tax exempt income represent income of subsidiaries located in Singapore, Malaysia and Philippines that benefit from tax holiday. Refer to below for additional information on those subsidiaries tax holidays.

The Group entities have unutilized tax losses carry forward available for offsetting against future taxable income as follows:

	2021	2020	2019
	S$’000	S$’000	S$’000
Tax losses carry forward
Amount at beginning of year	10,957	7,004	4,431
Utilized during the year	—	(2,142)	(1,131)
Recognized as deferred tax	—	—	(1,612)
Arising during the year	9,570	6,095	5,316

Amount at end of year	20,527	10,957	7,004

Deferred tax asset on above unrecorded	4,803	2,363	1,100

No deferred tax asset has been recognized in respect of the tax losses carried forward from certain subsidiaries due to the uncertainty of future profit streams. The realization of the future income tax benefits from tax losses carried forwards is available for an unlimited future period subject to the compliance with conditions imposed by law and the relevant tax authorities.
A subsidiary in Malaysia was awarded the Multimedia Super Corridor status in 2005 by the Ministry of Finance and Ministry of International Trade and Industry Malaysia, which entitles the subsidiary to enjoy customized tax incentive scheme. The scheme allows partial tax exemption for the subsidiary on the statutory income earned from its core operations for a certain period. The scheme was extended and customized for 5 years in 2015 and has expired o
n January 18, 2020.
The subsidiary is currently in the process of obtaining the extension from Ministry of Finance and Ministry of International Trade and Industry Malaysia for the period from 2022 onward. The subsidiary has recognized income tax expense.
A subsidiary in Philippines was registered as a PEZA Ecozone Information Technology (Export) Enterprise granted by the Philippine Economic Zone Authority (“PEZA”) which avails the subsidiary to the Income Tax Holiday (“ITH”) for a period o
f 4
years from the commencement of operations at the initial operational site. The ITH period can be further extend up t
o 2
years with application to PEZA when stipulated conditions are met.
Had the Group not enjoyed income tax holidays for the years ended December 31, 2019, 2020 and 2021, the increase in income tax expenses and resulting basic and diluted earnings per share amounts would have been as follows:

	2021	2020	2019
	S$’000	S$’000	S$’000
Increase in income tax expenses	2,102	2,083	8,017

	2021	2020	2019
	S$’000	S$’000	S$’000
Basic and diluted earnings per share	0.79	0.68	0.53